Other income (Tables)	12 Months Ended
Dec. 31, 2014
Other income [Abstract]
Schedule of other income
	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB

Government grants	2,465	25,356	5,570
Others	-	1,722	749

Total	2,465	27,078	6,319